1(212) 318-6052

Christophertafone@paulhastings.com

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Gabelli Capital Series Funds, Inc. (the “Company”)

Securities Act File No. 33-61254

Investment Company Act File No. 811-07644

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above named Company does not differ from those contained in Post-Effective Amendment No. 28 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2015 (Accession # 0001193125-15-160743).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6052.

Very truly yours,

/s/ Christopher J. Tafone
Christopher J. Tafone
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan